REPORTABLE SEGMENTS (Details 2) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Related To Cash Flows By Segments [Line Items]
Cash flows from (used in) operating activities	$ 1,046,814	$ 1,181,317	$ 740,427
Cash flows from (used in) investing activities	(2,431,025)	(328,973)	(1,333,124)
Cash flows from (used in) financing activities	1,556,453	(305,948)	645,667
Net increase (decrease) in cash and cash equivalents	172,242	546,396	52,970
Pulp [Member]
Disclosure Of Related To Cash Flows By Segments [Line Items]
Cash flows from (used in) operating activities	1,044,619	1,219,029	411,929
Cash flows from (used in) investing activities	(2,137,423)	(922,213)	(1,096,743)
Cash flows from (used in) financing activities	793,020	(810,599)	713,838
Net increase (decrease) in cash and cash equivalents	(299,784)	(513,783)	29,024
Wood products [Member]
Disclosure Of Related To Cash Flows By Segments [Line Items]
Cash flows from (used in) operating activities	392,768	333,590	555,082
Cash flows from (used in) investing activities	(200,308)	(105,488)	(117,321)
Cash flows from (used in) financing activities	335,904	624,183	(40,064)
Net increase (decrease) in cash and cash equivalents	528,364	852,285	397,697
Sub Segments [Member]
Disclosure Of Related To Cash Flows By Segments [Line Items]
Cash flows from (used in) operating activities	1,437,387	1,552,619	967,011
Cash flows from (used in) investing activities	(2,337,731)	(1,027,701)	(1,214,064)
Cash flows from (used in) financing activities	1,128,924	(186,416)	673,774
Net increase (decrease) in cash and cash equivalents	228,580	338,502	426,721
Others [Member]
Disclosure Of Related To Cash Flows By Segments [Line Items]
Cash flows from (used in) operating activities	4,786	44	(4,106)
Cash flows from (used in) investing activities	6,108	(6,611)	(1,796)
Cash flows from (used in) financing activities	(1,839)	1,522	(6,483)
Net increase (decrease) in cash and cash equivalents	9,055	(5,045)	(12,385)
Corporate [Member]
Disclosure Of Related To Cash Flows By Segments [Line Items]
Cash flows from (used in) operating activities	(395,359)	(371,346)	(222,478)
Cash flows from (used in) investing activities	(99,402)	705,339	(117,264)
Cash flows from (used in) financing activities	429,368	(121,054)	(21,624)
Net increase (decrease) in cash and cash equivalents	$ (65,393)	$ 212,939	$ (361,366)